Long-term payroll payables - Summary Of principal assumptions used in determining pension and long-term termination benefit obligations (Detail)	Dec. 31, 2019	Dec. 31, 2018
SWITZERLAND
Disclosure of defined benefit plans [line items]
Discount rate	0.30%	0.90%
Expected rate of salary increases	1.00%	1.50%
ITALY
Disclosure of defined benefit plans [line items]
Discount rate	0.60%	1.10%
Expected rate of salary increases	1.50%	1.50%